Cover	Apr. 09, 2021	Oct. 20, 2020	Apr. 21, 2020
Cover [Abstract]
Document Type			8-K/A
Document Period End Date		Apr. 09, 2021
Entity Registrant Name			PEOPLES BANCORP INC.
Entity Incorporation, State or Country Code		OH
Entity File Number		000-16772
Entity Tax Identification Number		31-0987416
Entity Address, Address Line One		138 Putnam Street, PO Box 738
Entity Address, City or Town		Marietta,
Entity Address, State or Province		OH
Entity Address, Postal Zip Code		45750-0738
City Area Code		(740)
Local Phone Number		373-3155
Written Communications	true
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security			Common shares, without par value
Trading Symbol			PEBO
Security Exchange Name			NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key			0000318300
Amendment Flag			false